Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments

Note 20 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group’s CEO in accordance with the policy approved by the board of directors.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group is deposited in Israeli, European and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low. The Company had bank accounts and deposits with Silicon Valley Bank, most of which were drawn and transferred to other banks in March 2023. As of the reporting date, the remaining cash and deposits balance in Silicon Valley Bank is immaterial.

In the estimation of the Group’s management, it does not have any material expected credit losses.

C.	Currency risk

A currency risk is the risk of fluctuations in a financial instrument, as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group:

	NIS	USD	Other (*)	Total
December 31, 2022
Cash	37,812	639,318	8,232	685,362
Bank deposits	100,289	246,374	—	346,663
Restricted deposits	524	386	—	910
Trade receivables (net)	46	1,867	4,429	6,342
Other receivables	1,817	3,150	2,333	7,300
Investment in securities	—	114,984	—	114,984
	140,488	1,006,079	14,994	1,161,561
Financial liabilities at amortized cost	(11,545)	(9,851)	(16,340)	(37,736)
Total net financial assets (liabilities)	128,943	996,228	(1,346)	1,123,825

December 31, 2021
Cash	72,190	753,320	28,116	853,626
Bank deposits	80,457	421,512	—	501,969
Restricted deposits	569	80	—	649
Trade receivables (net)	36	130	3,256	3,422
Other receivables	4,240	806	856	5,902
	157,492	1,175,848	32,228	1,365,568
Financial liabilities at amortized cost	(10,392)	(3,623)	(7,096)	(21,111)
Total net financial assets (liabilities)	147,100	1,172,225	25,132	1,344,457

The following is a sensitivity analysis of changes in the exchange rate of the NIS as of December 31, 2022:

Profit (loss) from the change
Increase at a rate of 5%	6,447
Increase at a rate of 10%	12,894
Decrease at a rate of 5%	(6,447)
Decrease at a rate of 10%	(12,894)

D.	Fair value of financial instruments

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, trade payables and other payables are the same or proximate to their fair value.

The table below presents an analysis of financial instruments measured at fair value through profit or loss using a valuation methodology in accordance with the fair value hierarchy levels (for a definition of the various hierarchy levels, see Note 2.E regarding the basis of preparation of the financial statements).

December 31, 2022
	Level 1	Level 2	Total
Financial assets:
Traded shares	114,984	—	114,984
Total assets:	114,984	—	114,984
Financial liabilities:
Liability in respect of warrants	—	69	69
Contingent consideration in business combination	—	4,982	4,982
Total liabilities	—	5,051	5,051
Presented under current liabilities	—	4,982	4,982
Presented under non-current liabilities	—	69	69

December 31, 2021
	Level 2	Level 3	Total
Financial liabilities:
Liability in respect of warrants	3,697	—	3,697
Share price protection for previous shareholders of Subsidiary acquired	5,768	—	5,768
Contingent consideration in business combination	—	8,792	8,792
Total liabilities	9,465	8,792	18,257
Presented under current liabilities	6,118	8,792	14,910
Presented under non-current liabilities	3,347	—	3,347

(1)	Details regarding fair value measurement at Level 2

(a)	Warrants Issued in February 2019

In February 2019, the Company issued, as part of a public offering in the United States, 1,600,000 non-tradable warrants with an exercise price of $8.625 per ADS and term of 5 years. In certain cases, the warrants may be exercised on a cashless basis. Therefore, the warrants are accounted for as derivative instruments which are classified as a liability and measured at fair value through profit or loss.

Since the offering certain rights were exercised. As of December 31 2022, 1,316,010 warrants remained outstanding.

The fair value of the warrants was measured as of December 31, 2022 and December 31, 2021, at an amount of approximately $6 and $3,057, respectively.

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (a) – 1.1 years (2021: 2.1 years).

Expected volatility (b) – 48.5% (2021: 152.4%).

Risk-free rate (c) – 4.7% (2021: 0.7%).

Expected dividend yield – 0%.

(a) Based on contractual terms.

(b) Based on the historical volatility of the Company’s ordinary shares and ADSs.

(c) Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

(b)	Warrants Issued in September 2019

In August 2019, the Company issued, as part of a securities purchase agreement of convertible promissory notes, non-tradable warrants to purchase 62,668,850 ADSs. The warrants had an variable exercise price, equal to 125% of the conversion price of the convertible promissory notes, and will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance.

The warrants have been classified as a financial liability that are measured at fair value through profit and loss as neither the exercise price nor the number of shares to be issued is fixed.

On February 4, 2020, the Company agreed to amend the exercise price of the warrants to $1.914 per ADS, and the Company and the investors agreed to terminate substantially all remaining warrants, besides warrants to purchase 95,620 ADSs.

The fair value of the warrants was measured as of December 31, 2022 and December 31, 2021, at an amount of approximately $63 and $290, respectively.

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (a) – 1.68 years (2021: 2.68 years).

Expected volatility (b) – 48.15% (2021: 138.50%).

Risk-free rate (c) – 4.48% (2021: 0.83%).

Expected dividend yield – 0%.

(a) Based on contractual terms.

(b) Based on the historical volatility of the Company’s ordinary shares and ADSs.

(c) Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

(c)	Share price protection for previews shareholders of subsidiary acquired

On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. The consideration transferred included a share price protection. According to which, DeepCube’s Shareholders, who held 2,535,218 ordinary shares of the Company, had a price protection for a period of twelve months, based on a per share protection price which is the volume weighted average of the closing sale prices for one share of the Company as quoted on the Nasdaq over the thirty days immediately prior to the Closing Date, multiplied by 0.7.

As of December 31, 2021, the fair value of the share price protection in the amount of $5,768 was determined by external valuers using a Monte Carlo simulation analysis. The following inputs were used to determine the fair value at December 31, 2021:

Share price protection period (a) – 0.31 years.

Expected volatility (b) – 56.89%.

Risk-free rate (c) – 0.09%.

Share price – $3.80.

Expected dividend yield – 0%.

(a) Based on contractual terms.

(b) Based on the historical volatility of the Company’s ordinary shares and ADSs.

(c) Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

In April 2022, the Company paid an amount of $6,355 and the liability was extinguished.

(2)	Details regarding fair value measurement at Levels 3

(a)	Contingent consideration in Essemtec’s acquisition

On November 2, 2021, the Group acquired 100% of the shares and voting interests in Essemtec. The consideration transferred has included earn-out cash considerations payments. For further details on Essemtec earn-out consideration, see note 9(B)(5).

As of December 31 2021, the fair value of the contingent consideration was determined by external valuers. The fair value of the earn-out cash payments was measured using a Monte Carlo simulation analysis. The following inputs were used to determine the fair value:

Essemtec’s underlying EBITDA– CHF 2,100-2,500.

Risk neutral probability of EBITDA – 21% (positive), 31% (neutral), 47% (negative)

Essemtec’s underlying gross profit – CHF 13,502-17,360.

Risk neutral probability of gross profit – 1% (positive), 11% (neutral), 89% (negative).

Risk free rate – (0.73%).

In May 2022, the Company paid CHF 3,500 thousand ($3,644), after Essemtec surpassed the Essemtec EBITDA target.

As of December 31, 2022, the fair value of the contingent consideration was determined by an external valuer. The valuation was presented to the Company’s management. The fair value of the earn-out cash payment, at the amount of $4,982, was measured by discounting the expected earn-out payment based on the actual gross profit results recorded by Essemtec in the fiscal year ended December 31, 2022. Therefore, the measurement of the liability was transferred from level 3 to level 2. The following inputs were used to determine the fair value:

Essemtec’s underlying gross profit – approximately CHF 13,850.

Risk free rate – 0.96%.

(b)	Contingent consideration in GIS’s acquisition

On January 4, 2022, the Group acquired 100% of the shares and voting interests in GIS. The consideration transferred included earn-out cash considerations payments. For further details on the GIS earn-out consideration, see note 9(B)(1). The GIS earn-out consideration for shareholders who represent approximately 61% of the selling shareholders, is not contingent on their continued employment and therefore is measured as contingent consideration in business combination.

In August 2022, the Company paid $709 (to the 61% of the shareholders as detailed above), after GIS surpassed the GIS EBITDA target.

In July 2022, an amendment to the GIS share purchase agreement was signed, in such a way that the liability will be paid unconditionally. Therefore, the measurement of the liability was transferred from level 3 to being measured at amortized cost based on discount rate of 6.3%.

(3)	Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

	2021	2022
	Contingent consideration in business combinations
Balance as of January 1	—	(8,792)
Arising from business combinations (*)	(10,159)	(5,196)
Net changes in fair value (unrealized)	1,367	1,948
Payment	—	4,353
Transfers out of level 3	—	7,687
Balance as of December 31	(8,792)	—

(*)	2022:

See Note 9.B(1) regarding acquisition of GIS for information in relation to the contingent consideration liability at the amount of $5,196 arising from business combination.

2021:

See Note 9.B(4) regarding acquisition of NanoFabrica for information in relation to the contingent consideration liability at the amount of $1,367 arising from business combination.

See Note 9.B(5) regarding acquisition of Essemtec for information in relation to the contingent consideration liability at the amount of $8,792 arising from business combination.

(4)	Sensitivity analysis for share price

If the share price had increased in 10%, the fair value of the warrants issued in February 2019 would have increased in approximately $4,793. If the share price had decreased in 10%, the fair value of the warrants would have decreased by approximately $2,883.

E.	Liquidity risk

The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year	Total
December 31, 2022
Trade payables	3,722	—	3,722
Other payables	18,810	—	18,810
Financial derivatives and deferred consideration	8,798	69	8,867
Lease liabilities	4,846	12,374	17,220
Other long-term liability	363	1,011	1,374
Liability in respect of government grants	494	1,492	1,986
	37,033	14,946	51,979
December 31, 2021
Trade payables	2,833	—	2,833
Other payables	11,322	—	11,322
Financial derivatives	14,910	3,347	18,257
Lease liabilities	2,086	3,336	5,422
Other long-term liability	417	1,104	1,521
Liability in respect of government grants	428	1,560	1,988
	31,996	9,347	41,343

F.	Share price risk

During 2022 the Group acquired shares of Stratasys Ltd. (“Stratasys”), a technology company traded on the Nasdaq Stock Exchange and engaged in the 3D printing solutions area, for an amount of $177,775. As of December 31, 2022, the Company owns 9,695,115 of Stratasys’s shares, with a value of approximately $114,984 which constitute approximately 14.5% of the Stratasys’s shares. Therefore. a revaluation loss was recorded in amount of $62,791. A change of 1% in Stratasys’ share price would have increased (decrease) profit or loss by the amount of $1,150.

On July 24, 2022, Stratasys’s Board of Directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’s Board of Directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’s board of directors. The poison pill is valid for one year, until July 24, 2023.

See also Note 24.D regarding a non-binding offer to acquire Stratasys for $18.00 per share.

Sensitivity analysis for Stratasys’s share price

If Stratasys’s share price had increased by 10%, the fair value of the Group’s investment would have increased in approximately $11,498. If the share price had decreased by 10%, the fair value of the investment would have decreased by approximately $11,498.